Cover	3 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	On August 31, 2021, BlueOne Card, Inc., a Nevada corporation (the “Company”), filed a registration statement with the Securities and Exchange Commission (the “SEC”) on Form S-1 (File No. 333-259222) (the “Registration Statement”) covering the resales of up to 948,992 shares of its common stock. The Registration Statement was declared effective by the SEC on September 13, 2021.
Entity Registrant Name	BLUEONE CARD, INC.
Entity Central Index Key	0001496690
Entity Tax Identification Number	26-0478989
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4695 MacArthur Court
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	800
Local Phone Number	210-9755
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false